DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY

The derivative liability at September 30, 2021 and December 31, 2020 consisted of:

	September 30, 2021 (Unaudited)	December 31, 2020
Convertible Promissory Note payable to GPL Ventures, LLC. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.	$-	$43,444

Total	$-	$43,444

The derivative liability at December 31, 2020 and December 31, 2019 consisted of:

	December 31, 2020	December 31, 2019
Convertible Promissory Note payable to GPL Ventures, LLC. Please see NOTE F – CONVERTIBLE NOTES PAYABLE for further information.	$43,444	$-

Total	$43,444	$-